Investment and Return (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Cash Resources and Other Financial Assets
17A. Financial assets

The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2020 and 2019. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
	Current	Non-current	Total	Current	Non-current	Total
Financial assets (a)	2020	2020	2020	2019	2019	2019
Cash and cash equivalents
Cash at bank and in hand	2,764	—	2,764	2,457	—	2,457
Short-term deposits (b)	2,764	—	2,764	1,693	—	1,693
Other cash equivalents	20	—	20	35	—	35

	5,548	—	5,548	4,185	—	4,185

Other financial assets
Financial assets at amortised cost (c)	468	138	606	578	220	798
Financial assets at fair value through other comprehensive income (d)	9	361	370	—	266	266
Financial assets at fair value through profit or loss:
Derivatives	59	21	80	20	114	134
Other (e)	272	356	628	309	274	583
	808	876	1,684	907	874	1,781

Total	6,356	876	7,232	5,092	874	5,966

(a)
For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b)	Short-term deposits typically have maturity of up to 3 months.
(c)
Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities.
Non-current
financial assets at amortised cost include judicial deposits of €101 million (2019 €136 million) and investments in bonds of Nil (2019: €56 million).

(d)
Included within
non-current
financial assets at fair value through other comprehensive income are equity investments of €356 million (2019: €244 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income.
 The fair value movement in 2020 of these equity investments was €78 million (2019: €31 million).

(e)
Current Other Financial assets at fair value through profit or loss include
A-
or higher rated money and capital market instruments. Included within non current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €44 million (2019: €54 million), option over non controlling interest in a subsidiary in Hong Kong of €51 million (2019: NIL) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.

Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2020	2019
Cash and cash equivalents per balance sheet	5,548	4,185
Less: bank overdrafts	(73)	(69)

Cash and cash equivalents per cash flow statement	5,475	4,116